Note 2 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Significant Accounting Policies [Text Block]
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated on consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Significant accounting estimates reflected in the Company’s consolidated financial statements include valuation allowance for deferred income tax assets, allowance for doubtful accounts, impairment of long-term investments, inventory valuation, useful lives for property and equipment, impairment of long-lived assets, pension and uncertain tax liabilities, and contingencies.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash, cash equivalents, restricted cash, short-term investments and accounts receivable. Cash is deposited with high credit quality financial institutions. For cash equivalents, restricted cash and short-term investments, the Company invests primarily in time deposits at the banks with good credit rating. For accounts receivable, the Company performs ongoing credit evaluations of its customers’ financial condition and the Company maintains an allowance for doubtful accounts based upon a review of the expected collectability of individual accounts.

For the year ended
December 31, 2019,
operating revenue generated from
two
customers accounted for
14%
and
12%,
respectively, of the total; accounts receivable from these
two
customers accounted for
13%
and
21%,
respectively, of the total as of
December 31, 2019.
For the year ended
December 31, 2018,
operating revenue generated from
two
customers accounted for
13%
and
11%,
respectively, of the total; accounts receivable from these
two
customers accounted for
13%
and
20%,
respectively, of the total as of
December 31, 2018.

Additionally, for the year ended
December 31, 2019,
two
vendors accounted for
34%
and
19%
of the Company’s cost of goods sold, respectively; accounts payable from these two
vendors accounted for
23%
and
32%,
respectively, of the total as of
December 31, 2019.
For the year ended
December 31, 2018,
two
vendors accounted for
33%
and
19%
of the Company’s cost of goods sold, respectively; accounts payable from these two
vendors accounted for
29%
and
25%,
respectively, of the total as of
December 31, 2018.

Fair Value of Financial Instruments

The Company’s financial instruments include cash and cash equivalents, restricted cash, short-term investments, long-term investments, accounts receivable and notes and accounts payable. The carrying amounts approximate the fair value due to the short-term maturity of those instruments. Long-term investments in public company equity securities are measured using the quoted market prices. Long-term investments in private company equity securities are measured at cost with adjustments for observable changes in price or impairments.

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of not
more than
three
months when purchased to be cash equivalents. Investments with maturities of more than three
months are classified as short-term investments.

Restricted Cash

The Company classifies deposits made for customs and cash pledged to a bank for the issuance of letters of credit as restricted cash. The deposits are classified as current assets when restricted cash is within a twelve
-month period from the balance sheet date.

Short-term investments

Short-term investment primarily comprises of the time deposits with original maturities between three
months and
one
year. The carrying amounts approximate the fair value due to the short-term maturity of these time deposits.

Inventories

Inventories are stated at the lower of standard cost or net realizable value. The cost of inventories comprises cost of purchasing raw materials and where applicable, those overheads incurred in bringing the inventories to their present location and condition. Cost is determined on a currently adjusted standard basis, which approximates actual cost on a first
-in,
first
-out basis. The Company assesses its inventory for estimated obsolescence or unmarketable inventory based upon management’s assumptions about future demand and market conditions and writes down inventory as needed.

Long-term Investments

After the adoption of Accounting Standards Update ("ASU")
2016
-
01
and ASU
2018
-
03
on
January 1, 2018,
long-term investments in listed companies over which the Company does not
exercise significant influence are recorded at fair value, and any changes in fair value are recognized in net income. Prior to the adoption of ASU
2016
-
01
and ASU
2018
-
03,
these investments in listed companies are classified as available-for-sale securities and are recorded at fair value. Unrealized gains and losses on these investments are included in accumulated other comprehensive income and loss as a separate component of shareholders’ equity, net of any related tax effect, unless unrealized losses are deemed other-than-temporary. Unrealized losses are recorded as a charge to income when deemed other-than-temporary.

Long-term investments, including non-marketable equity investments and interests in venture capital funds, are measured at cost with adjustments for observable changes in price or impairments because those investments in equity securities do not
have readily determinable fair value. Prior to the adoption of ASU
2016
-
01
and ASU
2018
-
03
in
2018,
these securities were accounted for using the cost method of accounting, measured at cost less other-than-temporary impairment. There were no
indicators noted a need to subsequently account for transition adjustments related to investments in equity securities without a readily determinable fair value when the Company adopts ASU
2016
-
01
and ASU
2018
-
03
in
January 2018.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Major additions and betterments are capitalized, while maintenance and repairs are expensed as incurred.

Depreciation is computed on a straight-line basis over estimated service lives that range as follows: buildings -
35
to
50
years, equipment -
3
to
7
years, furniture and fixtures -
3
to
7
years, leasehold improvements - the shorter of the estimated useful life or the lease term, which is
2
to
5
years, and transportation equipment -
5
years.

Leases

On
January 1, 2019,
the Company adopted Accounting Standards Codification (“ASC”) Topic
842,
“Leases”, using the modified retrospective transition method applied to contracts that were not
complete as of the adoption date. Consolidated financial results for reporting periods beginning after
January 1, 2019
are presented under ASC Topic
842,
while prior period amounts continue to be reported in accordance with ASC Topic
840,
“Leases”.

Under ASC
842,
the Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease ROU assets, current lease liabilities, and noncurrent lease liabilities in the Company’s consolidated balance sheets. ROU assets are included in the account of property and equipment, net. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not
provide an implicit rate, the Company uses its incremental borrowing rate based on the rate of interest the Company would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms. The Company’s lease terms do not
include options to extend or terminate leases unless the Company is reasonably certain that it will exercise those options. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Payments for leases of low-value assets under the Company’s capitalization policy and short-term leases with a lease term less than
12
months are recognized as expenses on a straight-line basis during the lease term for which the recognition exemption is applied.

Under ASC
840,
operating lease payments are recognized as expenses on a straight-line basis over the lease term.

For lease arrangements where the Company is the lessor, the Company recognizes lease income from operating leases on a straight-line basis over the lease term which is consistent under both ASC
842
and
ASC840.

Long-lived Asset Impairment

The Company evaluates the recoverability of long-lived assets whenever events or changes in circumstances indicate the carrying value may
not
be recoverable. The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flows from the asset is separately identifiable and is less than the carrying value. If impairment occurs, a loss based on the excess of the carrying value over the fair value of the long-lived asset is recognized. Fair value is determined by reference to quoted market prices, if available, or discounted cash flows, as appropriate.

Treasury Stock

The Company
may
retire ordinary shares repurchased under a share repurchase plan. Accordingly, upon retirement the excess of the purchase price over par value is allocated between additional paid-in capital and retained earnings based on the average issuance price of the shares repurchased. The Company may
also determine
not
to retire ordinary shares repurchased for the purpose of reissuing them upon exercise of stock option, Employee Stock Purchase Plan, and release of restricted stock units (“RSUs”). The reissue cost of shares repurchased is determined by the moving average method. A repurchase of ADS is recorded as treasury stock when the Company completes the withdrawal of the underlying ordinary shares from the ADS program.

Revenue Recognition

The Company adopted ASC Topic
606
on
January 1, 2018,
using the modified retrospective transition method applied only to contracts that were not
completed as of the adoption date. The reported results for
2018
reflect the application of the new accounting guidance, while the reported results for prior period amounts are not
adjusted and continue to be reported in accordance with our historical accounting under ASC Topic
605,
“Revenue Recognition”.

Prior to
2018,
revenue from product sales to customers, other than distributors, is recognized at the time of shipment and when title and right of ownership transfers to customers. The four
criteria for revenue being realized and earned are the existence of evidence of sale, actual shipment, fixed or determinable selling price, and reasonable assurance of collectability. In certain limited instances, the Company sells its products through distributors. Since the title and risk have not
been transferred upon shipment to distributors, the Company recognizes revenue on these sales only when these distributors sell the Company’s products to third
parties. Thus, products held by these distributors are included in the Company’s inventory balance.

Product Sales

The Company generates revenue primarily from product sales, either directly to a customer or through a distributor. In determining whether a contract exists, the Company evaluates the terms of the arrangement including rights, obligations and payment term, the relationship with the customer or distributor and their ability to pay.

At contract inception, the Company assesses the goods and shipping services promised in its contracts with customers and identifies a single performance obligation that the Company satisfies at a point in time. The Company recognizes product revenue from direct end customers and distributors and when the following events have occurred: (a) the Company has transferred physical possession of the products, (b) the Company has a present right to payment, (c) the customer has legal title to the products, and (d) the customer bears significant risks and rewards of ownership of the products. In accordance with the shipping terms specified in the contracts, these criteria are generally met when the products are shipped from the Company’s vendors (such as the “Ex Works” shipping term) or delivered to the customers’ locations (such as the “Delivered Duty Paid” shipping term). Payment for sales to customers is generally due on standard commercial terms.

The revenue recognized is adjusted based on an analysis of historical data and contractual terms. These adjustments, which are not
material, generally include adjustments for pricing arrangements, product returns and incentives.

Licensing revenue

The Company recognizes licensing revenues when the Company satisfies a performance obligation by transferring a promised service (that is, an asset) to a customer. An asset is transferred when the customer obtains control of that asset.

In addition, the Company records allowances for accounts receivable that it estimates may
not
be collected. The Company monitors collectability of accounts receivable primarily through review of accounts receivable aging. When collection is at risk, the Company assesses the impact on amounts recorded for bad debts and, if necessary, records a charge in the period such evaluation is made.

Freight Costs

Costs of shipping and handling for delivery of the Company’s products that are reimbursed by customers are included as revenue in the consolidated statements of operations and comprehensive income. Shipping and handling costs are charged to cost of revenues as incurred.

Research and Development

Research and development costs consist of expenditures incurred during the course of planned research and investigation aimed at the discovery of new knowledge and intellectual property that will be useful in developing new products or processes, or at significantly enhancing existing products or production processes as well as expenditures incurred for the design and testing of product alternatives or construction of prototypes. All expenditures related to research and development activities of the Company are charged to operating expenses when incurred.

Advertising Expenses

The Company expenses all advertising and promotional costs as incurred at the amount of
$882,000,
$922,000,
and
$779,000
in
2019,
2018,
and
2017,
respectively; of which, advertising expenses amounted to
$261,000,
$287,000,
and
$158,000
in
2019,
2018
and
2017,
respectively.

Pension Costs

For employees under defined contribution pension plans, pension costs are recorded based on the actual contributions made to employees’ pension accounts. For employees under defined benefit pension plans, pension costs are recorded based on the actuarial calculation.

Government Grants

Government grants received by the Company to assist with specific research and development activities are recognized as non-operating income. If the Company has an obligation to repay any of the funds provided by government grants regardless of the outcome of the research and development, the Company estimates that obligation and recognizes the amount as a liability.

Income Tax

The provision for income tax represents income tax paid and payable for the current year plus the changes in the deferred income tax assets and liabilities during the relevant years. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. The Company believes that uncertainty exists regarding the realizability of certain deferred income tax assets and, accordingly, has established a valuation allowance for those deferred income tax assets to the extent the realizability is not
deemed to be more likely than
not.
Deferred income tax assets and liabilities are measured using enacted tax rates.

The Company utilizes a
two
-step approach to recognizing and measuring uncertain tax positions. The first
step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not
that the position will be sustained in a dispute with taxing authorities, including resolution of related appeals or litigation processes, if any. The second
step is to measure the tax benefit as the largest amount which is more than
50%
likely of being realized upon ultimate settlement, if any.

Stock-based Compensation

The Company grants stock options to its employees and certain non-employees and estimates the fair value of share-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense ratably over the requisite service periods. The Company has elected to use the Black-Scholes option pricing model to determine the fair value of stock options on the date of grant. The Company also grants RSUs to its employees and the RSUs are measured based on the fair market value of the underlying stock on the date of grant.

Foreign Currency Transactions

The functional currency is the local currency of the respective entities. Foreign currency transactions are recorded at the rate of exchange in effect when the transaction occurs. Gains or losses, resulting from the application of different foreign exchange rates when cash in foreign currency is converted into the entities’ functional currency, or when foreign currency receivable and payable are settled, are credited or charged to income in the period of conversion or settlement. At year-end, the balances of foreign currency monetary assets and liabilities are recorded based on prevailing exchange rates and any resulting gains or losses are credited or charged to non-operating income or loss.

Translation of Foreign Currency Financial Statements

The reporting currency of the Company is the US dollar. Accordingly, the financial statements of the foreign subsidiaries are translated into US dollars at the following exchange rates: assets and liabilities - current rate on balance sheet date; shareholders’ equity - historical rate; income and expenses - weighted average rate during the year. The resulting translation adjustment is recorded as a separate component of shareholders’ equity.

Comprehensive (Loss) Income

Comprehensive (loss) income represents net (loss) income plus the results of certain changes in shareholders’ equity during a period from non-owner sources, and change in unrealized gains (losses) on available-for-sale equity securities for the year ended
December 31, 2017,
before the adoption of ASU
2016
-
01
.

Recently adopted accounting pronouncements

On
January 1, 2019,
the Company adopted ASC Topic
842,
“Leases”, using the modified retrospective transition method applied to contracts that were not
complete as of the adoption date. Consolidated financial results for reporting periods beginning after
January 1, 2019
are presented under ASC Topic
842,
while prior period amounts continue to be reported in accordance with ASC Topic
840,
“Leases”.

The adoption of the new standard resulted in the recognition of
$
1,265,000
of lease liabilities with corresponding lease assets on
January 1, 2019.
The standard did
not
materially impact the Company’s results of operations and had no
impact on cash flows.

In
June 2018,
the FASB issued an accounting update to simplify the accounting for nonemployee share-based payments by clarifying and improving the areas of the overall measurement objective, measurement date, and awards with performance conditions. This amendment is effective for fiscal years beginning after
December 15, 2018.
Early adoption is permitted, but
no
earlier than an entity’s adoption date of Topic
606.
The adoption of this amendment had
no
impact on the Company’s financial position, results of operations, cash flow and financial statement disclosures.

Recently issued accounting pronouncements
not
yet adopted

In
June 2016,
the FASB issued an accounting update to amend the guidance on the impairment of financial instruments that are not
measured at fair value through profit and loss. The amendment introduces a current expected credit loss ("CECL") model based on expected losses rather than incurred losses to estimate credit losses on financial instruments measured at amortized cost and requires a broader range of reasonable and supportable information to estimate expected credit loss. In addition, under the amendment, an entity recognizes an allowance for expected credit losses on financial instruments measured at amortized cost and available-for-sale debt securities rather than the current methodology of delaying recognition of credit losses until it is probable a loss has been incurred. The amendment is effective for fiscal years beginning after
December 15, 2019,
and earlier adoption is permitted as of the fiscal years beginning after
December 15, 2018.
The adoption of the amendments is
not
expected to have a material impact on the Company’s financial position, results of operations, cash flow and financial statement disclosures.

In
August 2018,
the FASB issued an accounting update to amend fair value measurement disclosure requirements to eliminate, add and modify certain disclosures to improve the effectiveness of such disclosure in the notes to financial statements by facilitating clear communication of the information required by GAAP that is most important to users of each entity’s financial statements. The amendments removed the disclosure requirements for transfers between Levels
1
and
2
of the fair value hierarchy, the policy for timing of transfers between levels of the fair value hierarchy and the valuation processes for Level
3
fair value measurements. Additionally, the amendments modified the disclosure requirements for investments in certain entities that calculate net asset value and measurement uncertainty. Finally, the amendments added disclosure requirements for the changes in unrealized gains and losses included in other comprehensive income for recurring Level
3
fair value measurements and the range and weighted average of significant unobservable inputs used to develop Level
3
measurements. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level
3
fair value measurements and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. This amendment is effective for annual periods beginning after
December 15, 2019.
Early adoption is permitted. The adoption of this amendment is not
expected to have a material impact on the Company’s financial position and financial statement disclosures.

In
August 2018,
the FASB issued an accounting update to modify the disclosure requirements by removing, modifying and clarifying disclosures related to defined benefit plans. This amendment modified the disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans. Certain disclosure requirements have been removed while the following disclosure requirements have been added: the weighted-average interest crediting rates for cash balance plans and other plans with promised interest crediting rates and an explanation of the reasons for significant gains and losses related to changes in the benefit obligation for the period. The amendment also clarified the disclosure requirements in paragraph
715
-
20
-
50
-
3,
which stated that the following information for defined benefit pension plans should be disclosed: The projected benefit obligation (“PBO”) and fair value of plan assets for plans with PBOs in excess of plan assets and the accumulated benefit obligation (“ABO”) and fair value of plan assets for plans with ABOs in excess of plan assets. The amendment is effective for fiscal years ending after
December 15, 2020.
Early adoption is permitted. The amendments should be applied on a retrospective basis to all periods presented. The adoption of this amendment is not
expected to have a material impact on the Company’s financial position and financial statement disclosures.

In
December 2019,
the FASB issued an amendment which eliminated certain exceptions to the general principles in Topic
740,
Income Taxes, improved and simplified existing guidance. This amendment is effective for fiscal years beginning after
December 15, 2020.
Early adoption is permitted. The adoption of this amendment is not
expected to have a material impact on the Company’s financial position, results of operations, cash flow and financial statement disclosures.